Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 5.8%
Entertainment 3.5%
Live Nation Entertainment, Inc.(a)	488,651	46,446,277
Take-Two Interactive Software, Inc.(a)	403,652	50,266,784
Total		96,713,061
Media 2.3%
Nexstar Media Group, Inc., Class A	352,239	61,719,317
Total Communication Services		158,432,378
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 1.9%
Hyatt Hotels Corp., Class A(a)	606,205	53,582,460
Household Durables 1.4%
D.R. Horton, Inc.	510,385	38,355,433
Multiline Retail 1.7%
Dollar Tree, Inc.(a)	294,926	47,285,485
Specialty Retail 3.3%
Burlington Stores, Inc.(a)	194,382	32,714,491
O’Reilly Automotive, Inc.(a)	90,159	57,446,610
Total		90,161,101
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd.(a)	657,635	32,053,130
Total Consumer Discretionary		261,437,609
Consumer Staples 3.6%
Food & Staples Retailing 1.7%
U.S. Foods Holding Corp.(a)	1,435,533	47,544,853
Food Products 1.9%
Tyson Foods, Inc., Class A	573,095	51,355,043
Total Consumer Staples		98,899,896
Energy 7.8%
Oil, Gas & Consumable Fuels 7.8%
Devon Energy Corp.	1,394,328	104,435,167
Marathon Petroleum Corp.	1,083,002	110,238,774
Total		214,673,941
Total Energy		214,673,941
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.5%
Banks 6.2%
Popular, Inc.	742,942	60,705,791
Regions Financial Corp.	3,031,421	66,964,090
SVB Financial Group(a)	88,126	43,055,720
Total		170,725,601
Consumer Finance 2.3%
Discover Financial Services	547,491	62,134,754
Diversified Financial Services 1.8%
Voya Financial, Inc.	709,299	48,665,004
Insurance 6.2%
Hanover Insurance Group, Inc. (The)	352,725	51,709,485
Lincoln National Corp.	1,014,195	58,752,316
Reinsurance Group of America, Inc.	485,367	61,083,437
Total		171,545,238
Total Financials		453,070,597
Health Care 8.6%
Health Care Equipment & Supplies 2.0%
Zimmer Biomet Holdings, Inc.	460,071	55,305,135
Health Care Providers & Services 3.7%
Centene Corp.(a)	607,509	49,475,533
Quest Diagnostics, Inc.	357,175	50,368,818
Total		99,844,351
Life Sciences Tools & Services 2.9%
Agilent Technologies, Inc.	299,595	38,216,338
Syneos Health, Inc.(a)	565,979	41,820,189
Total		80,036,527
Total Health Care		235,186,013
Industrials 13.5%
Airlines 1.9%
Southwest Airlines Co.(a)	1,143,256	52,429,720
Building Products 2.2%
Trane Technologies PLC	438,362	60,520,258
Columbia Select Mid Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.8%
AMETEK, Inc.	559,507	67,963,315
Bloom Energy Corp., Class A(a)	474,643	8,315,746
Total		76,279,061
Machinery 4.3%
Ingersoll Rand, Inc.	1,268,570	59,813,075
ITT, Inc.	793,111	58,547,454
Total		118,360,529
Professional Services 2.3%
CACI International, Inc., Class A(a)	228,438	64,047,162
Total Industrials		371,636,730
Information Technology 8.9%
Communications Equipment 2.2%
Motorola Solutions, Inc.	272,711	59,925,515
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	1,578,311	56,535,100
Semiconductors & Semiconductor Equipment 4.7%
GlobalFoundries, Inc.(a)	376,224	22,456,811
Marvell Technology, Inc.	466,418	27,588,625
ON Semiconductor Corp.(a)	687,536	41,719,684
Teradyne, Inc.	333,861	36,477,653
Total		128,242,773
Total Information Technology		244,703,388
Materials 8.1%
Chemicals 5.2%
Chemours Co. LLC (The)	1,192,000	51,363,280
Eastman Chemical Co.	283,462	31,226,174
FMC Corp.	493,686	60,516,030
Total		143,105,484
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.9%
Allegheny Technologies, Inc.(a)	1,494,568	41,100,620
Freeport-McMoRan, Inc.	979,997	38,298,282
Total		79,398,902
Total Materials		222,504,386
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITS) 8.9%
First Industrial Realty Trust, Inc.	1,263,379	67,148,594
Gaming and Leisure Properties, Inc.	1,186,569	55,555,161
Simon Property Group, Inc.	424,699	48,691,740
Welltower, Inc.	820,291	73,079,725
Total		244,475,220
Total Real Estate		244,475,220
Utilities 5.6%
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	2,924,686	64,460,080
Multi-Utilities 3.3%
Ameren Corp.	951,560	90,578,996
Total Utilities		155,039,076
Total Common Stocks (Cost $1,872,488,312)		2,660,059,234

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	88,687,660	88,652,185
Total Money Market Funds (Cost $88,652,124)		88,652,185
Total Investments in Securities (Cost: $1,961,140,436)		2,748,711,419
Other Assets & Liabilities, Net		530,303
Net Assets		2,749,241,722

2	Columbia Select Mid Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	89,652,798	107,418,736	(108,423,194)	3,845	88,652,185	(12,029)	92,740	88,687,660
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Mid Cap Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT197_02_M01_(07/22)